Income tax (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended							6 Months Ended	45 Months Ended	27 Months Ended	57 Months Ended	15 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013	Sep. 30, 2014 CNY	Sep. 30, 2013	Sep. 30, 2014 PRC tax laws and rules	Sep. 30, 2013 PRC subsidiary CNY	Sep. 30, 2014 PRC subsidiary USD ($)	Sep. 30, 2014 PRC subsidiary CNY	Mar. 31, 2014 PRC subsidiary CNY	Sep. 30, 2014 PRC subsidiary PRC tax laws and rules CNY	Sep. 30, 2014 Beijing Jiachenhong	Dec. 31, 2016 Beijing Jiachenhong Scenario forecast	Sep. 30, 2014 Guangzhou Nuoya	Dec. 31, 2015 Guangzhou Nuoya Scenario forecast
Income Tax
Statutory income tax rate						25.00%
HNTE preferential tax rate												15.00%	15.00%	15.00%	15.00%
Withholding tax rate						10.00%
Withholding tax amount on dividends							6,000
Provision for income taxes on undistributed earnings											0
Provision for withholding tax								1,059	6,500	3,900
Effective income tax rate	27.30%	27.30%	44.10%	28.00%	34.90%
Unremitted earnings that may be subject to the withholding tax	137,582	844,481		844,481
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	13,758	84,448		84,448
Interest and penalties related to unrecognized tax benefits				0